Operating profit	12 Months Ended
Dec. 31, 2024
Operating profit
Operating profit

2 Operating profit

Operating profit includes the following significant items:

Cost of sales

In 2024, Cost of sales includes a charge of $nil (2023: $114m; 2022: $3,484m) in relation to the release, in line with sales, of fair value uplift to inventory that was recognised under IFRS 3 ‘Business Combinations’ upon the acquisition of Alexion.

Selling, general and administrative expense

In 2024, Selling, general and administrative expense includes a charge of $260m (2023: $520m; 2022: $182m) resulting from changes in the fair value of contingent consideration arising from the acquisition of the diabetes alliance from BMS. These adjustments reflect revised estimates for future sales performance for the products acquired and, as a result, revised estimates for future royalties payable.

In 2024, Selling, general and administrative expense also includes a charge of $48m (2023: $1,013m; 2022: $789m) relating to a number of legal proceedings, including settlements in various jurisdictions in relation to several marketed products (see Note 30).

Research and development expense: Government grants

During the year $nil (2023: $74m; 2022: $113m) of government grants were recognised within Research and development expense. The grants recognised relate to funding for Research and development and related expenses for COVID-19 mAbs of $nil (2023: $nil; 2022: $112m) and Vaxzevria of $nil (2023: $74m; 2022: $1m).

Other operating income and expense

	2024	2023	2022
	$m	$m	$m
Royalty income	103	107	59
Gains on disposal of intangible assets	64	251	104
Net (losses)/gains on disposal of other non-current assets	(4)	41	112
Update to the contractual relationships for Beyfortus	–	712	–
Other income[1]	210	393	439
Other expense	(121)	(164)	(200)
Other operating income and expense	252	1,340	514

1	Other income in 2024 includes $nil of income from Allergan Plc. in respect of the development of brazikumab (2023: $75m; 2022: $138m).

Gains on disposal of intangible assets in 2023 includes $241m on disposal of commercial rights to Pulmicort Flexhaler to Cheplapharm in the US.

Net (losses)/gains on disposal of other non-current assets in 2022 includes a $125m gain in respect of the Waltham R&D site sale and leaseback in MA, US (see Note 8).

As part of the total consideration received in respect of the agreement to sell US rights to Synagis in 2019, $400m in total has been received related to the rights to participate in the future cash flows from the US profits or losses for Beyfortus, with $190m cash inflows in 2023 primarily relating to a cash receipt from Sobi following achievement of a regulatory milestone. At 31 December 2022, the full amount of $522m was recognised as a financial liability within non-current Other payables (the Profit Participation Liability) as the Group had not fully transferred the risks and rewards of the underlying cash flows arising from Beyfortus to Sobi. All associated cash flows have been presented within investing activities as the Group has received the cash in exchange for agreeing to transfer future cash flows relating to an intangible asset. In 2023, the contractual relationship between AstraZeneca and Sobi relating to future sales of Beyfortus in the US was replaced by a royalty relationship between Sanofi and Sobi. As a result, the Profit Participation Liability was extinguished and derecognised from the Consolidated Statement of Financial Position, with a gain of $712m recorded in Other operating income and expense.

Restructuring costs

In conjunction with the acquisition of Alexion in 2021, the enlarged Group initiated the Post Alexion Acquisition Group Review (PAAGR); a global restructuring programme aimed at integrating systems, structure and processes, optimising the global footprint and prioritising resource allocations and investments. During 2023, the Group identified all remaining activities and finalised the scope of the programme. During 2024, the Group has undertaken a further assessment of those planned activities. This included the commencement of work on the planned upgrade of the Group's Enterprise Resource Planning IT systems (Axial Project), which is expected to be substantially complete by the end of 2030. The Group has also continued to progress other legacy restructuring programmes.

During 2024, the Group has incurred $1,154m of restructuring costs, of which $1,115m resulted from activities that are part of the PAAGR, bringing the cumulative charges under this programme to $3,182m. Costs in 2024 included $529m within Cost of sales primarily due to inventory and related product provisions related to Andexxa following the decision to cease promotional activities, $312m within Selling, general and administrative expense in relation to severance, HR, Finance, IT and other integration costs and $275m within Research and development expense in relation to the transformation of clinical, regulatory and other R&D data and systems.

Total restructuring costs in 2024 includes a net impairment charge to Property, plant and equipment of $43m (2023: charge of $7m; 2022: reversal of $4m), a $7m impairment charge to Right-of-use assets (2023: $13m; 2022: $nil) and no impairment of Intangible assets (2023: $nil; 2022: reversal of $17m relating to software development costs).

The tables below show the costs that have been charged in respect of restructuring programmes by cost category and type. Severance provisions are detailed in Note 21.

	2024	2023	2022
	$m	$m	$m
Cost of sales	569	109	266
Distribution expense	–	–	2
Research and development expense	275	212	111
Selling, general and administrative expense	312	207	405
Other operating income and expense	(2)	(61)	(67)
Total charge	1,154	467	717

	2024	2023	2022
	$m	$m	$m
Severance costs	213	57	187
Accelerated depreciation and impairment charges	64	68	135
Other[1]	877	342	395
Total charge	1,154	467	717

1	Other costs are those incurred in designing and implementing the Group’s various restructuring initiatives. In 2024, Other costs included $480m for inventory and related product provisions related to Andexxa following the decision to cease promotional activities. Other costs also include the costs of integrating systems, structure and processes as part of the PAAGR, costs relating to the Alexion acquisition, internal project costs and external service fees.

Financial instruments

Included within Operating profit are the following net gains and losses on financial instruments:

	2024	2023	2022
	$m	$m	$m
(Losses)/gains on forward foreign exchange contracts	(81)	42	150
Losses on receivables and payables	(143)	(260)	(203)
Total	(224)	(218)	(53)

Impairment charges

Details of impairment charges for 2024, 2023 and 2022 are included in Notes 7, 8 and 10.